Goodwill and Core Deposit Intangible, Net - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 18,034,000		$ 18,034,000	$ 18,034,000
Intangible assets	1,252,000		1,292,000	1,454,000
Heritage Bancorp Inc
Finite-Lived Intangible Assets [Line Items]
Goodwill				18,033,880	$ 18,034,000
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 40,000	$ 40,000	$ 162,000	162,000
Weighted average life	7 years 9 months		8 years
Core Deposits | Heritage Bancorp Inc
Finite-Lived Intangible Assets [Line Items]
Intangible assets				$ 1,615,002